091-02011

[redacted]

For Internal Use Only	
Sec File No. 91 -	

07071005

OMB Approval No.:
Expires:

Estimated average burden hours per response: 2.00

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

NYSE Arca, Inc.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

Open-end Management Investment Company

3. Class of New Derivative Securities Product:

Investment Company Units

4. Name of Underlying Instrument:

S&P/Citigroup BMI World ex-U.S. Property Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

Narrow-Based

PROCESSED
OCT 03 2007
THOMSON
FINANCIAL

6. Ticker Symbol(s) of New Derivative Securities Product:

WPS

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

Athens Exchange, Australian Securities Exchange, The Stock Exchange of Thailand, Bovespa, Continuous Market (Sistema de Interconexión Bursátil Español (SIBE)), Cairo & Alexandria Stock Exchange, Copenhagen Stock Exchange (OMX Nordic Exchange), Irish Stock Exchange, Euronext Amsterdam, Euronext Brussels, Euronext Paris, GreTai Securities Market, Helsinki Stock Exchange (OMX Nordic Exchange), Hong Kong Stock Exchange, Istanbul Stock Exchange, Jakarta Stock Exchange, JASDAQ, JSE Limited, Bursa Malaysia, London Stock Exchange, Borsa Italiana, National Stock Exchange of India Limited, New Zealand Stock Exchange, Osaka Stock Exchange, Oslo Bors, The Philippine Stock Exchange, Shanghai Stock Exchange, Shenzhen Stock Exchange, Singapore Exchange, Stockholm Stock Exchange (OMX Nordic Exchange), SWX Swiss Exchange, Taiwan Stock Exchange, Tel-Aviv Stock Exchange, Tokyo Stock Exchange, Toronto Stock Exchange, Warsaw Stock Exchange, Wiener Borse, Xetra

8. Settlement Methodology of New Derivative Securities Product:

Regular way trades settle on T+3/Book entry only held in DTC.

9. Position Limits of New Derivative Securities Product (if applicable):

Not applicable.

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

Mary Yeager

Title:

Corporate Secretary

Telephone Number:

(212) 656-2062

Manual Signature of Official Responsible for Form: [signature]

~~Act~~	~~Securities Exchange Act of 1934~~
~~Section~~	~~19b-4~~
~~Rule~~	~~19b-4(e)~~
Public Availability:	AUG - 6 200_

Mary Yeager
Corporate Secretary

NYSE Arca

NYSE Arca, Inc.
11 Wall Street
New York, NY 10005

tel: 212.656.2062
fax: 212.656.3939
myeager@nyse.com

Via Overnight Mail

August 3, 2007

Ms. Gail Jackson
US Securities and Exchange Commission
Division of Market Regulation
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

Re: **Form 19b-4(e) – iShares Trust**

Dear Ms. Jackson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the following security:

- iShares Trust, iShares S&P World ex-U.S. Property Index Fund (Ticker Symbol WPS).

If you have any questions, please do not hesitate to call me at (212) 656-2062.

Sincerely,

Enclosures

Cc: Tim Malinowski (NYSE Arca, Inc.)

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	AUG - 6 2007

END